SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT AND ESTIMATED USEFUL LIVES OF THE RELATED ASSETS (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Total	$ 4,134,220	$ 3,961,275	$ 817,805
Accumulated depreciation	(1,332,664)	(925,428)	(645,303)
Property, plant and equipment, net	$ 2,801,556	$ 3,035,847	172,502
Minimum [Member]
Property, plant and equipment, useful life	2 years	2 years
Maximum [Member]
Property, plant and equipment, useful life	7 years	7 years
Leasehold Improvements [Member]
Total	$ 1,925,385	$ 1,910,719	112,503
Furniture and Fixtures [Member]
Total	$ 501,342	$ 469,338	71,600
Mother Earth's Storehouse, Inc. [Member]
Total			2,528,370	$ 2,541,077
Accumulated depreciation			(1,642,953)	(1,546,897)
Property, plant and equipment, net			885,417	994,180
Mother Earth's Storehouse, Inc. [Member] | Building Improvements [Member]
Total			$ 386,362	386,362
Mother Earth's Storehouse, Inc. [Member] | Building Improvements [Member] | Minimum [Member]
Property, plant and equipment, useful life			10 years
Mother Earth's Storehouse, Inc. [Member] | Building Improvements [Member] | Maximum [Member]
Property, plant and equipment, useful life			40 years
Mother Earth's Storehouse, Inc. [Member] | Leasehold Improvements [Member]
Total			$ 1,587,125	1,587,125
Property, plant and equipment, useful life			15 years
Mother Earth's Storehouse, Inc. [Member] | Furniture and Fixtures [Member]
Total			$ 121,273	92,714
Property, plant and equipment, useful life			7 years
Mother Earth's Storehouse, Inc. [Member] | Office Equipment [Member]
Total			$ 11,685	31,724
Mother Earth's Storehouse, Inc. [Member] | Office Equipment [Member] | Minimum [Member]
Property, plant and equipment, useful life			5 years
Mother Earth's Storehouse, Inc. [Member] | Office Equipment [Member] | Maximum [Member]
Property, plant and equipment, useful life			7 years
Mother Earth's Storehouse, Inc. [Member] | Machinery and Equipment [Member]
Total			$ 421,925	$ 443,152
Mother Earth's Storehouse, Inc. [Member] | Machinery and Equipment [Member] | Minimum [Member]
Property, plant and equipment, useful life			5 years
Mother Earth's Storehouse, Inc. [Member] | Machinery and Equipment [Member] | Maximum [Member]
Property, plant and equipment, useful life			7 years